Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
PGIM Core Ultra Short Bond Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Ultra Short Bond Fund
Class Name	PGIM Core Ultra Short Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Core Ultra Short Bond Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra-Short Bond Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated significantly as inflation slowed, and employment data showed some signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts, first in November and then again in December. (One basis point equals
0.01%.) The yield on the 3-month Treasury bill declined from 5.38% to 4.29%, while the Secured Overnight Financing Rate (SOFR) declined 93 bps to end the reporting period at 4.38%.
■
The Fund’s weighted average maturity (WAM) began the period shorter than peers but extended early in the second quarter and remained longer than peers throughout the remainder of the period. The Fund’s average weighted life (WAL) remained longer than peers throughout the period. The Fund increased its holdings in domestic corporates, foreign corporates, and domestic banks as their relative value improved.
Holdings of repurchase agreements and Treasuries were reduced as an offset to that trade. Adjustable-rate holdings increased during the period, led by an increase in SOFR floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.) Holdings of securities maturing beyond 90 days also increased over the period.
■
There were no notable detractors from the Fund’s performance relative to the ICE US 1-Month Treasury Bill Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 1/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	5.44%	2.76%	2.03%
Bloomberg US Aggregate Bond Index*	2.07%	-0.60%	1.19%
ICE US 1-Month Treasury Bill Index	5.17%	2.45%	1.73%
Bloomberg 1-3 Month US Treasury Bill Index	5.25%	2.54%	1.79%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 15,802,696,040
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,051,451
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 15,802,696,040
Number of fund holdings	196
Total advisory fees paid for the year	$ 1,051,451
Portfolio turnover rate for the year	72%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?
Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
A-1+/P-1	66.1
A-1/P-1	33.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM INSTITUTIONAL MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	PGIM Institutional Money Market Fund
Class Name	PGIM Institutional Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Institutional Money Market Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Material Change Date	Feb. 01, 2024
Net Assets	$ 7,976,170,341
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 7,140,524
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 7,976,170,341
Number of fund holdings	109
Total advisory fees paid for the year	$ 7,140,524

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	34.5%
Commercial Paper	28.5%
Certificates of Deposit	17.0%
Time Deposits	15.9%
Corporate Bonds	2.3%
Municipal Bonds	1.2%
Others*	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since February 1, 2024:
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
■
The Fund has implemented a mandatory liquidity fee framework as required by Rule 2a-7 under the Investment Company Act of 1940, whereby institutional prime money market funds must charge a liquidity fee to all shares that are redeemed when total daily net redemptions exceed 5%
of the Fund's net assets.  The liquidity fee is generally determined by making a good faith estimate of the transaction and market impact costs that would be incurred if a pro rata amount of each security in the portfolio was sold to satisfy the amount of net redemptions.  Liquidity fees are not charged if such costs are deemed de minimis (less than one basis point or 0.01% of the value of the shares redeemed).
For more complete information, you should review the Fund's next prospectus, which we expect to be available by April 1, 2025 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Summary of Change Legend [Text Block]
■
The Fund increased its minimum daily and weekly liquidity requirements and implemented certain other changes in response to money market fund regulatory requirements that became effective during the reporting period.
■
The Fund has implemented a mandatory liquidity fee framework as required by Rule 2a-7 under the Investment Company Act of 1940, whereby institutional prime money market funds must charge a liquidity fee to all shares that are redeemed when total daily net redemptions exceed 5%
of the Fund's net assets.  The liquidity fee is generally determined by making a good faith estimate of the transaction and market impact costs that would be incurred if a pro rata amount of each security in the portfolio was sold to satisfy the amount of net redemptions.  Liquidity fees are not charged if such costs are deemed de minimis (less than one basis point or 0.01% of the value of the shares redeemed).

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets